                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 28, 2008,


                           AS REVISED JANUARY 26, 2009


                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 28, 2008. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, or by calling 1-800-233-3591 for the Unallocated Group Variable Annuity Prospectus or 1-800-842-9406 for the MetLife Retirement Perspectives Prospectus, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS

                                                                                  ITEM
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

SERVICES........................................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     5

CONDENSED FINANCIAL INFORMATION METLIFE RETIREMENT PERSPECTIVES.................     6

CONDENSED FINANCIAL INFORMATION UNALLOCATED GROUP VARIABLE ANNUITY..............    26
FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                                    SERVICES

CitiStreet LLC provides recordkeeping services to the plans which purchase the Contract for a fee and is the exclusive third party administrator permitted to provide such services in connection with Contract. CitiStreet LLC also provides Contract level services to us in connection with the administration of the Contract.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007......                                  $128,229,602                           $0

2006......                                  $ 92,981,365                           $0

2005......                                  $135,616,994                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                         CONDENSED FINANCIAL INFORMATION

                         METLIFE RETIREMENT PERSPECTIVES

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      MRP -- SEPARATE ACCOUNT CHARGES 1.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.117          1.170                 --
                                                       2005      1.079          1.117         15,298,337

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.891          0.876                 --
                                                       2005      0.784          0.891            701,232

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.489          1.692          5,708,724
                                                       2006      1.249          1.489          2,667,548
                                                       2005      1.107          1.249          1,714,430

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.366          1.519         10,098,560
                                                       2006      1.252          1.366          7,543,055
                                                       2005      1.089          1.252          4,593,446

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.290          1.341          6,165,298
                                                       2006      1.132          1.290          3,736,086
                                                       2005      1.081          1.132          2,637,066

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.403          2.382                 --
                                                       2005      2.055          2.403         12,688,088

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.748          2.294                 --
                                                       2005      1.648          1.748          2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.247          1.322          3,903,634
                                                       2006      1.082          1.247          5,208,101
                                                       2005      1.048          1.082          7,266,079

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.449          1.275          5,485,820
                                                       2006      1.411          1.449          7,460,825
                                                       2005      1.348          1.411          9,756,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.540          1.788          8,003,191
                                                       2006      1.397          1.540          6,736,843
                                                       2005      1.210          1.397          4,874,481

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.012          2.296          7,748,215
                                                       2006      1.809          2.012          6,772,810
                                                       2005      1.549          1.809          6,508,859

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.097          1.208          1,172,523
                                                       2006      1.020          1.097          1,140,640
                                                       2005      0.984          1.020          1,308,829

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.465          1.717                 --
                                                       2005      1.339          1.465          1,251,284

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.863          3.648          2,526,721
                                                       2006      2.258          2.863          1,683,191
                                                       2005      1.791          2.258          1,023,100

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.513          1.728          2,618,280
                                                       2006      1.259          1.513          1,844,385
                                                       2005      1.154          1.259          1,768,543

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.027          1.052                 --
                                                       2005      1.000          1.027             33,163

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.078          1.298          1,412,616
                                                       2006      1.025          1.078          1,382,114
                                                       2005      0.922          1.025          1,430,512

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.415          0.499          2,439,721
                                                       2006      0.389          0.415          3,000,313
                                                       2005      0.352          0.389          2,806,974

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.843          0.904                 --
                                                       2005      0.760          0.843          1,618,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.568          0.684          7,200,768
                                                       2006      0.506          0.568          6,295,786
                                                       2005      0.457          0.506          7,806,415

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.567          1.766                 --
                                                       2005      1.522          1.567            857,129

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2007      1.266          1.315          8,534,966
                                                       2006      1.110          1.266         11,065,836
                                                       2005      1.077          1.110         13,252,168

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.827          1.837          2,371,177
                                                       2006      1.792          1.827          2,706,370
                                                       2005      1.778          1.792          3,809,655

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.786          2.817          9,119,792
                                                       2006      2.312          2.786         11,246,449
                                                       2005      2.160          2.312         12,503,502

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.116          1.121          9,571,588
                                                       2006      1.036          1.116         10,680,762
                                                       2005      0.938          1.036         14,743,073

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.479          1.587          5,012,343
                                                       2006      1.302          1.479          6,270,442
                                                       2005      1.261          1.302          6,769,000

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.474          1.486          2,323,888

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.276          1.325          4,248,081
                                                       2006      1.120          1.276          3,789,577
                                                       2005      1.086          1.120          4,272,521

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.001          0.963          3,295,152

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.779          1.829          4,381,798
                                                       2006      1.520          1.779          5,995,012
                                                       2005      1.442          1.520          7,022,960

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.704          1.775          1,621,923
                                                       2006      1.646          1.704          2,508,461
                                                       2005      1.581          1.646          3,665,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.365          1.411          1,052,691

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.195          1.311            614,725
                                                       2006      1.121          1.195            637,685
                                                       2005      1.086          1.121            732,770

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.045          1.048            139,240
                                                       2006      1.014          1.045            193,527
                                                       2005      1.001          1.014            219,777

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.709          1.690          1,887,429
                                                       2006      1.561          1.709          2,428,335
                                                       2005      1.520          1.561          2,995,011

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.195          1.241         26,382,929
                                                       2006      1.154          1.195         26,923,269
                                                       2005      1.135          1.154         24,875,204

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.298          1.388               (161)
                                                       2006      1.162          1.298          1,181,045
                                                       2005      1.119          1.162          1,493,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.287          2.404                 --
                                                       2006      1.957          2.287          1,472,245
                                                       2005      1.900          1.957          1,800,138

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.436          1.480                 --
                                                       2006      1.289          1.436          2,831,577
                                                       2005      1.261          1.289          3,777,557

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.315          1.369                 --
                                                       2006      1.133          1.315          2,342,701
                                                       2005      1.109          1.133          2,199,998

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.383          1.527               (293)
                                                       2006      1.245          1.383          1,228,755
                                                       2005      1.163          1.245          1,295,656

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.020          1.054                 --
                                                       2005      1.000          1.020                687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.538          2.663          1,262,892
                                                       2006      2.655          2.538          1,381,892

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.713          1.742          1,196,203
                                                       2006      1.619          1.713            988,993

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.211                 --
                                                       2006      1.084          1.153            831,435

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.201          1.214          1,203,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.216            861,420
                                                       2006      1.160          1.241             35,587

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.720          1.688          4,864,168
                                                       2006      1.555          1.720          4,180,330

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.451          3.164          8,142,645
                                                       2006      2.382          2.451         10,038,525

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.295          1.151            255,642

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.119          1.177            424,637
                                                       2006      1.054          1.119              4,578

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.158          1.224            857,060
                                                       2006      1.101          1.158            195,662

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.080          1.108         15,690,603
                                                       2006      1.001          1.080         18,643,854

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.511          1.378          1,909,551

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.224          1.356          5,845,070
                                                       2006      1.235          1.224          7,561,799

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.278            752,367
                                                       2006      1.164          1.159             78,150

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.423          1.515          2,727,955
                                                       2006      1.283          1.423          1,082,824

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.225          1.033          3,939,475
                                                       2006      1.003          1.225          4,706,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.009          1.073            338,507

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.614          1.677            178,851
                                                       2006      1.495          1.614            121,515

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.309                 --
                                                       2006      1.120          1.184             12,708

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.671          1.763          2,262,701
                                                       2006      1.607          1.671          1,369,134

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.805          1.732          7,544,941
                                                       2006      1.766          1.805          1,474,689

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.630          0.751          6,436,416
                                                       2006      0.643          0.630          7,104,942

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.468          1.544          2,405,635
                                                       2006      1.408          1.468          3,037,070

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.756          1.806          4,748,113
                                                       2006      1.726          1.756          6,408,879

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.122          2.186          3,377,203
                                                       2006      2.061          2.122          3,556,365

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.086          3,193,404
                                                       2006      1.000          1.062            717,761

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.046          1.092          1,448,971
                                                       2006      1.000          1.046            557,018

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.090          3,588,959
                                                       2006      1.000          1.051          1,877,045

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.091         14,368,354
                                                       2006      1.000          1.056          5,163,720

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.091         13,766,778
                                                       2006      1.000          1.061          4,658,671

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.232          2.301          9,869,681
                                                       2006      2.081          2.232         11,128,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.159          2,302,019
                                                       2006      0.998          1.073          1,923,412

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.122          1.167                  0
                                                       2006      1.052          1.122             96,977

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.092          1.130          5,359,848
                                                       2006      1.052          1.092          5,320,819

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.126          1.192                 --
                                                       2005      1.076          1.126            941,212

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.984          1.005                 --
                                                       2006      0.987          0.984             68,148
                                                       2005      1.000          0.987             18,203

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.280          1.378          6,120,125
                                                       2006      1.246          1.280          6,316,256
                                                       2005      1.229          1.246          6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.006          2.146               (104)
                                                       2006      1.729          2.006          5,892,809
                                                       2005      1.632          1.729          6,121,699

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.158          1.235                 --
                                                       2005      1.076          1.158          9,062,661

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.031          1.101                 --
                                                       2005      1.038          1.031             71,636

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.427          2.655                 --
                                                       2005      2.181          2.427          1,519,196

  Travelers Equity Income Subaccount (10/96).........  2006      1.958          2.061                 --
                                                       2005      1.894          1.958          3,968,226

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.576          1.619                 --
                                                       2005      1.553          1.576          1,046,954

  Travelers Large Cap Subaccount (9/96)..............  2006      1.672          1.726                 --
                                                       2005      1.554          1.672          4,511,968

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.055          1.124                 --
                                                       2005      1.000          1.055             49,605

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.021          1.027                 --
                                                       2005      1.000          1.021                462

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.086                 --
                                                       2005      1.000          1.047            860,019

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.069          1.117                 --
                                                       2005      1.000          1.069            144,197

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.050                 --
                                                       2005      1.000          1.029             63,237

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.019          1.084                 --
                                                       2005      0.919          1.019          1,383,683

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.607          0.643                 --
                                                       2005      0.595          0.607          9,205,299

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.012          2.081                 --
                                                       2005      1.975          2.012         12,047,206

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.283                 --
                                                       2005      1.125          1.185            318,855

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.352          1.555                 --
                                                       2005      1.247          1.352          3,792,098

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.407          1.495                 --
                                                       2005      1.341          1.407             88,057

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063              5,991

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.589          1.607                 --
                                                       2005      1.548          1.589          1,340,815

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.418          1.408                 --
                                                       2005      1.410          1.418          3,632,916

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.658          1.734                 --
                                                       2005      1.642          1.658          3,369,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.009          1.164                 --
                                                       2005      1.000          1.009                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.160                 --
                                                       2005      1.000          1.009                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.052                 --
                                                       2005      1.055          1.089          6,293,284

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.725          1.667          1,424,280
                                                       2006      1.502          1.725          1,232,171
                                                       2005      1.458          1.502          1,227,435

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.782          0.902          1,503,525
                                                       2006      0.770          0.782          1,443,428
                                                       2005      0.723          0.770          1,494,335




                      MRP -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.026          1.050                 --
                                                       2005      1.000          1.026             15,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.060          1.274          1,161,305
                                                       2006      1.010          1.060          1,657,096
                                                       2005      0.911          1.010          1,975,105

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.408          0.490          2,856,596
                                                       2006      0.383          0.408          3,427,097
                                                       2005      0.348          0.383          4,617,331

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2007      1.239          1.284         10,245,734
                                                       2006      1.090          1.239         14,162,746
                                                       2005      1.059          1.090         17,968,038

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.443          1.452          6,028,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      0.993          0.953         10,360,867

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.344          1.388          2,018,369

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.019          1.052                 --
                                                       2005      1.000          1.019             51,467

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.174          1.186          2,235,249

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.237          1.209            414,030
                                                       2006      1.158          1.237            177,946

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.288          1.144            126,016

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.114          1.170             97,670
                                                       2006      1.052          1.114              6,594

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.500          1.365          2,902,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.271            412,986
                                                       2006      1.162          1.156             42,549

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.005          1.066            393,318

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.179          1.303                 --
                                                       2006      1.118          1.179             28,017

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.118          1.161                 --
                                                       2006      1.050          1.118            143,329

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.980          1.001                 --
                                                       2006      0.986          0.980            109,257
                                                       2005      1.000          0.986             19,599

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.054          1.122                 --
                                                       2005      1.000          1.054             81,093

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.024                 --
                                                       2005      1.000          1.020              4,644

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.084                 --
                                                       2005      1.000          1.045            145,433

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.068          1.115                 --
                                                       2005      1.000          1.068            514,701

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.048                 --
                                                       2005      1.000          1.027              1,991

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.118                 --
                                                       2005      1.000          1.061              5,766

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.162                 --
                                                       2005      1.000          1.008              8,832

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.158                 --
                                                       2005      1.000          1.009                341

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                         CONDENSED FINANCIAL INFORMATION

                       UNALLOCATED GROUP VARIABLE ANNUITY

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.500          1.500                --
                                                       2005      1.485          1.500                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      3.005          3.005                --
                                                       2005      3.005          3.005                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.118          1.171                --
                                                       2005      1.079          1.118         3,780,258

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.893          0.878                --
                                                       2005      0.785          0.893           131,366

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.491          1.695           598,350
                                                       2006      1.250          1.491           467,232
                                                       2005      1.107          1.250           159,813

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.368          1.521         1,609,831
                                                       2006      1.253          1.368         1,290,110
                                                       2005      1.090          1.253           666,910

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.292          1.344           768,037
                                                       2006      1.133          1.292           649,045
                                                       2005      1.081          1.133           295,088

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.427          2.406                --
                                                       2005      2.074          2.427         1,985,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.750          2.298                --
                                                       2005      1.649          1.750           225,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.254          1.330           751,513
                                                       2006      1.088          1.254           744,997
                                                       2005      1.053          1.088           958,402

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.457          1.283         1,262,574
                                                       2006      1.419          1.457         1,963,713
                                                       2005      1.354          1.419         2,186,979

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.544          1.793           934,598
                                                       2006      1.400          1.544           819,336
                                                       2005      1.212          1.400           560,332

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.017          2.304         1,217,029
                                                       2006      1.813          2.017         1,175,440
                                                       2005      1.551          1.813         1,006,536

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.100          1.212           216,240
                                                       2006      1.022          1.100           215,995
                                                       2005      0.986          1.022           175,198

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.467          1.720                --
                                                       2005      1.341          1.467           113,813

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.868          3.657           608,769
                                                       2006      2.261          2.868           474,440
                                                       2005      1.792          2.261           253,272

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.515          1.731           688,281
                                                       2006      1.260          1.515           631,646
                                                       2005      1.155          1.260           374,098

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.846          0.906                --
                                                       2005      0.762          0.846           201,434

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.569          0.686         2,005,754
                                                       2006      0.508          0.569         1,840,661
                                                       2005      0.458          0.508         2,229,221

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.569          1.770                --
                                                       2005      1.523          1.569            31,901

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2007      1.890          1.823           471,714
                                                       2006      1.714          1.890           642,333
                                                       2005      1.624          1.714           619,292

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.846          1.857           699,924
                                                       2006      1.809          1.846           911,728
                                                       2005      1.795          1.809           933,988

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.815          2.848         1,088,861
                                                       2006      2.334          2.815         1,329,621
                                                       2005      2.180          2.334         1,276,579

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.123          1.177                --
                                                       2006      1.008          1.123           221,435
                                                       2005      0.981          1.008           166,525

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.984          1.050                --
                                                       2006      0.926          0.984           923,766
                                                       2005      0.880          0.926           954,538

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.120          1.125         7,141,988
                                                       2006      1.039          1.120         7,508,906
                                                       2005      0.940          1.039         8,477,137

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.487          1.596         1,246,294
                                                       2006      1.308          1.487         1,223,509
                                                       2005      1.267          1.308         1,768,235

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.482          1.495           667,625

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.277          1.327         3,029,716
                                                       2006      1.121          1.277         3,854,937
                                                       2005      1.086          1.121         3,655,254

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.012          0.964         1,502,896
                                                       2006      1.012          1.012                --
                                                       2005      1.012          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.788          1.839         1,277,401
                                                       2006      1.527          1.788         1,700,821
                                                       2005      1.448          1.527         1,787,678

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.712          1.785           906,220
                                                       2006      1.653          1.712         1,139,679
                                                       2005      1.587          1.653         1,164,340

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.369          1.416           351,395

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.197          1.314           311,354
                                                       2006      1.122          1.197           470,376
                                                       2005      1.086          1.122           786,605

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.047          1.050            28,314
                                                       2006      1.016          1.047           129,904
                                                       2005      1.002          1.016            15,979

  LMPVIT Diversified Srategic Income Subaccount
  (8/98).............................................  2007      1.370          1.383           391,345
                                                       2006      1.313          1.370           411,154
                                                       2005      1.293          1.313           389,636

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.719          1.701           455,015
                                                       2006      1.569          1.719           588,175
                                                       2005      1.527          1.569           500,840

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.202          1.248         8,132,833
                                                       2006      1.160          1.202         8,689,221
                                                       2005      1.140          1.160         7,578,346

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.302          1.392                --
                                                       2006      1.165          1.302           350,750
                                                       2005      1.122          1.165           302,859

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.299          2.416                --
                                                       2006      1.966          2.299           794,784
                                                       2005      1.908          1.966           868,168

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.443          1.488                --
                                                       2006      1.295          1.443           853,851
                                                       2005      1.266          1.295           945,608

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.316          1.371                --
                                                       2006      1.134          1.316           436,700
                                                       2005      1.109          1.134           143,621

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.385          1.530                --
                                                       2006      1.246          1.385           383,766
                                                       2005      1.163          1.246           281,105

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.551          2.678           204,350
                                                       2006      2.668          2.551           260,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.373          1.397           231,289
                                                       2006      1.298          1.373           205,886

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.218                --
                                                       2006      1.090          1.159           328,339

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.208          1.222           370,420

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.738          1.706         1,749,993
                                                       2006      1.571          1.738         2,094,764

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.477          3.199         2,004,200
                                                       2006      2.406          2.477         2,433,872

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.159          1.226           253,907
                                                       2006      1.102          1.159           155,273

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.080          1.109         4,435,724
                                                       2006      1.001          1.080         4,283,424

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.514          1.380           523,212

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.226          1.358         2,271,601
                                                       2006      1.236          1.226         2,857,200

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.425          1.518           442,986
                                                       2006      1.284          1.425           293,014

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.225          1.033           717,395
                                                       2006      1.003          1.225           719,674

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.617          1.681            61,072
                                                       2006      1.497          1.617            40,966

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.688          1.782           335,244
                                                       2006      1.623          1.688           272,422

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.809          1.737           724,701
                                                       2006      1.770          1.809            77,520

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.350          1.397                --
                                                       2006      1.307          1.350           713,666
                                                       2005      1.294          1.307         1,241,377

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.165          1.253                --
                                                       2006      0.930          1.165           832,495
                                                       2005      0.819          0.930           707,055

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.152          1.206                --
                                                       2006      1.034          1.152           528,397
                                                       2005      0.979          1.034           727,228

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.361          1.362                --
                                                       2006      1.209          1.361           508,789
                                                       2005      1.138          1.209           681,640

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.632          0.753         1,863,025
                                                       2006      0.645          0.632         2,471,248

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.479          1.557           425,915
                                                       2006      1.418          1.479           514,510

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.774          1.825         2,033,697
                                                       2006      1.743          1.774         2,212,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.143          2.209           557,102
                                                       2006      2.081          2.143           655,895

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.395          1.416           691,127

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.063          1.087           317,997
                                                       2006      1.000          1.063            32,682
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.046          1.093            15,847
                                                       2006      1.000          1.046               488
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.052          1.091            54,713
                                                       2006      1.000          1.052             7,316
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.092           348,328
                                                       2006      1.000          1.057            11,290
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.062          1.092           425,631
                                                       2006      1.000          1.062           194,585
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.229          1.220           510,206

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.255          2.326         1,533,786
                                                       2006      2.101          2.255         1,620,603

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.265          1.236           816,643

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.392          1.353           471,802

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.160           429,893
                                                       2006      0.998          1.073           395,870

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.094          1.132         1,032,466
                                                       2006      1.053          1.094         1,095,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.127          1.193                --
                                                       2005      1.077          1.127           107,951

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.284          1.382         1,391,687
                                                       2006      1.249          1.284         1,534,689
                                                       2005      1.231          1.249         1,219,322

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.012          2.153                --
                                                       2006      1.733          2.012           531,966
                                                       2005      1.635          1.733           498,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.159          1.236                --
                                                       2005      1.076          1.159         2,507,428

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.032          1.102                --
                                                       2005      1.038          1.032            19,667

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.438          2.668                --
                                                       2005      2.190          2.438           753,909

  Travelers Equity Income Subaccount (10/96).........  2006      1.977          2.081                --
                                                       2005      1.911          1.977           744,764

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.263          1.298                --
                                                       2005      1.244          1.263           180,446

  Travelers Large Cap Subaccount (9/96)..............  2006      1.688          1.743                --
                                                       2005      1.568          1.688         1,031,674

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.025          1.090                --
                                                       2005      0.924          1.025           279,862

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.608          0.645                --
                                                       2005      0.596          0.608         2,726,395

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.032          2.101                --
                                                       2005      1.993          2.032         1,824,673

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.186          1.284                --
                                                       2005      1.125          1.186           103,300

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.365          1.571                --
                                                       2005      1.259          1.365         1,580,619

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.409          1.497                --
                                                       2005      1.342          1.409            29,224

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.604          1.623                --
                                                       2005      1.563          1.604           151,172

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.429          1.418                --
                                                       2005      1.420          1.429           470,850

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.675          1.751                --
                                                       2005      1.658          1.675           743,126

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.053                --
                                                       2005      1.055          1.090         1,242,315

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.728          1.671           282,145
                                                       2006      1.504          1.728           268,474
                                                       2005      1.459          1.504           123,915

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.784          0.905           123,946
                                                       2006      0.771          0.784           120,652
                                                       2005      0.724          0.771           105,805




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.481          1.481                --
                                                       2005      1.467          1.481                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.972          2.972                --
                                                       2005      2.972          2.972                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.116          1.168                --
                                                       2005      1.079          1.116         2,384,922

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.889          0.873                --
                                                       2005      0.782          0.889           114,706

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.487          1.689           646,173
                                                       2006      1.248          1.487           463,310
                                                       2005      1.106          1.248           193,476

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.364          1.516         1,494,955
                                                       2006      1.251          1.364         1,405,120
                                                       2005      1.089          1.251           760,618

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.289          1.339           698,999
                                                       2006      1.131          1.289           475,253
                                                       2005      1.080          1.131           269,969

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.395          2.374                --
                                                       2005      2.049          2.395         2,608,147

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.746          2.290                --
                                                       2005      1.647          1.746           140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.243          1.317           604,644
                                                       2006      1.079          1.243           669,267
                                                       2005      1.045          1.079           813,561

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.443          1.270         1,227,508
                                                       2006      1.406          1.443         1,582,755
                                                       2005      1.344          1.406         2,067,013

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.536          1.782           632,995
                                                       2006      1.393          1.536           506,418
                                                       2005      1.208          1.393           365,063

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.006          2.288           958,105
                                                       2006      1.804          2.006         1,028,932
                                                       2005      1.546          1.804           822,976

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.094          1.204           176,430
                                                       2006      1.018          1.094           134,961
                                                       2005      0.982          1.018           143,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.463          1.714                --
                                                       2005      1.338          1.463           127,295

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.858          3.640           478,477
                                                       2006      2.255          2.858           399,870
                                                       2005      1.789          2.255           222,669

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.511          1.725           663,119
                                                       2006      1.258          1.511           628,465
                                                       2005      1.154          1.258           356,966

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.841          0.901                --
                                                       2005      0.758          0.841           327,665

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.566          0.681         1,723,293
                                                       2006      0.505          0.566         2,028,176
                                                       2005      0.455          0.505         1,733,168

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.564          1.763                --
                                                       2005      1.521          1.564            60,777

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2007      1.879          1.811           327,506
                                                       2006      1.706          1.879           478,170
                                                       2005      1.618          1.706           434,125

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.820          1.829           414,846
                                                       2006      1.786          1.820           521,451
                                                       2005      1.773          1.786           681,310

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.776          2.805         1,081,415
                                                       2006      2.304          2.776         1,261,033
                                                       2005      2.154          2.304         1,336,077

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.117          1.170                --
                                                       2006      1.004          1.117           181,358
                                                       2005      0.977          1.004           100,725

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.979          1.043                --
                                                       2006      0.922          0.979           980,369
                                                       2005      0.877          0.922         1,092,142

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.112          1.116         4,340,022
                                                       2006      1.033          1.112         4,509,444
                                                       2005      0.936          1.033         5,498,618

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.473          1.580           991,573
                                                       2006      1.297          1.473           875,665
                                                       2005      1.258          1.297           820,628

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.468          1.480           546,506

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.274          1.322         2,006,844
                                                       2006      1.119          1.274         2,445,805
                                                       2005      1.085          1.119         3,095,123

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.009          0.961         1,058,315
                                                       2006      1.009          1.009                --
                                                       2005      1.009          1.009                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.772          1.821           671,756
                                                       2006      1.515          1.772           864,371
                                                       2005      1.438          1.515         1,327,780

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.697          1.767           593,946
                                                       2006      1.640          1.697           856,725
                                                       2005      1.576          1.640         1,432,693

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.361          1.406           279,169

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.194          1.309           144,692
                                                       2006      1.121          1.194           158,326
                                                       2005      1.085          1.121           198,485

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.043          1.046           148,967
                                                       2006      1.013          1.043           134,351
                                                       2005      1.001          1.013            36,771

  LMPVIT Diversified Srategic Income Subaccount
  (8/98).............................................  2007      1.357          1.369           128,012
                                                       2006      1.302          1.357           271,655
                                                       2005      1.284          1.302           438,551

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.703          1.683           182,855
                                                       2006      1.556          1.703           323,110
                                                       2005      1.515          1.556           326,974

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.190          1.235         5,333,066
                                                       2006      1.150          1.190         6,294,165
                                                       2005      1.131          1.150         7,627,058

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.295          1.384                --
                                                       2006      1.159          1.295           254,313
                                                       2005      1.117          1.159           279,994

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.278          2.394                --
                                                       2006      1.950          2.278           523,007
                                                       2005      1.895          1.950           639,376

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.431          1.474                --
                                                       2006      1.285          1.431           823,560
                                                       2005      1.257          1.285           847,170

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.313          1.367                --
                                                       2006      1.132          1.313           473,811
                                                       2005      1.108          1.132           219,236

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.381          1.525                --
                                                       2006      1.244          1.381           319,234
                                                       2005      1.163          1.244           338,128

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.528          2.651           169,852
                                                       2006      2.646          2.528           402,426

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.363          1.385           217,664
                                                       2006      1.288          1.363           167,065

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.206                --
                                                       2006      1.080          1.148           315,570

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.196          1.209           199,001

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.714          1.681           905,553
                                                       2006      1.550          1.714         1,007,096

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.442          3.151         1,765,259
                                                       2006      2.374          2.442         1,749,372

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.156          1.222           138,765
                                                       2006      1.100          1.156           130,494

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.079          1.107         3,417,454
                                                       2006      1.001          1.079         2,947,792

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.509          1.375           372,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.353         2,251,590
                                                       2006      1.234          1.223         2,408,970

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.421          1.512           420,480
                                                       2006      1.281          1.421           326,696

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.224          1.032           393,741
                                                       2006      1.003          1.224           490,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.611          1.673            45,112
                                                       2006      1.493          1.611            27,448

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.665          1.756           188,762
                                                       2006      1.602          1.665           143,773

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.802          1.728           635,674
                                                       2006      1.763          1.802            79,824

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.342          1.387                --
                                                       2006      1.300          1.342         1,081,464
                                                       2005      1.288          1.300         1,168,856

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.158          1.244                --
                                                       2006      0.925          1.158           994,281
                                                       2005      0.816          0.925           768,557

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.146          1.199                --
                                                       2006      1.029          1.146           742,101
                                                       2005      0.976          1.029           741,048

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.352          1.353                --
                                                       2006      1.203          1.352           519,324
                                                       2005      1.134          1.203           605,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.629          0.749         1,465,302
                                                       2006      0.642          0.629         1,407,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.462          1.537           393,280
                                                       2006      1.403          1.462           360,607

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.749          1.798         1,358,590
                                                       2006      1.720          1.749         1,509,739

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.114          2.176           397,052
                                                       2006      2.054          2.114           529,907

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.385          1.405           693,092

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.085           373,615
                                                       2006      1.000          1.062             7,941
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.045          1.091           135,437
                                                       2006      1.000          1.045                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.089            11,178
                                                       2006      1.000          1.051            15,608
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.090            87,968
                                                       2006      1.000          1.056            19,600
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.090           172,480
                                                       2006      1.000          1.061            44,768
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.222          1.212           548,504

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.223          2.291         1,153,088
                                                       2006      2.073          2.223         1,110,138

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.256          1.226           615,319

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.382          1.343           480,228

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.158           339,239
                                                       2006      0.998          1.072           354,808

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.091          1.128           402,068
                                                       2006      1.051          1.091           433,175

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.125          1.191                --
                                                       2005      1.076          1.125           630,957

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.276          1.373           661,526
                                                       2006      1.243          1.276         1,498,073
                                                       2005      1.227          1.243         1,705,402

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.001          2.140                --
                                                       2006      1.725          2.001           420,402
                                                       2005      1.629          1.725           356,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.157          1.234                --
                                                       2005      1.075          1.157         2,968,643

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.030          1.100                --
                                                       2005      1.038          1.030             4,083

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.418          2.646                --
                                                       2005      2.175          2.418           293,800

  Travelers Equity Income Subaccount (10/96).........  2006      1.952          2.054                --
                                                       2005      1.889          1.952           432,862

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.254          1.288                --
                                                       2005      1.237          1.254           182,877

  Travelers Large Cap Subaccount (9/96)..............  2006      1.666          1.720                --
                                                       2005      1.550          1.666         1,590,378

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.016          1.080                --
                                                       2005      0.917          1.016           201,752

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.606          0.642                --
                                                       2005      0.594          0.606         2,249,747

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.005          2.073                --
                                                       2005      1.969          2.005         1,678,168

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.184          1.281                --
                                                       2005      1.124          1.184            61,968

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.347          1.550                --
                                                       2005      1.244          1.347         1,473,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.405          1.493                --
                                                       2005      1.340          1.405             1,689

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.583          1.602                --
                                                       2005      1.544          1.583            63,143

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.413          1.403                --
                                                       2005      1.406          1.413           634,782

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.653          1.727                --
                                                       2005      1.638          1.653         1,034,040

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.088          1.051                --
                                                       2005      1.054          1.088           675,839

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.722          1.663           108,259
                                                       2006      1.500          1.722           201,920
                                                       2005      1.457          1.500           168,513

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.780          0.899           160,067
                                                       2006      0.768          0.780            86,254
                                                       2005      0.721          0.768           153,746




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.472          1.472                 --
                                                       2005      1.459          1.472                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.956          2.956                 --
                                                       2005      2.956          2.956                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.114          1.166                 --
                                                       2005      1.078          1.114          8,419,713

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.885          0.868                 --
                                                       2005      0.779          0.885            280,013

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.483          1.683          1,788,604
                                                       2006      1.246          1.483            867,958
                                                       2005      1.106          1.246            495,772

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.361          1.510          4,736,887
                                                       2006      1.249          1.361          2,718,878
                                                       2005      1.088          1.249          2,335,414

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.285          1.334          2,382,237
                                                       2006      1.129          1.285          1,174,760
                                                       2005      1.080          1.129            848,868

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.379          2.357                 --
                                                       2005      2.037          2.379          7,188,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.741          2.282                 --
                                                       2005      1.644          1.741            563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.233          1.305          2,194,071
                                                       2006      1.071          1.233          2,449,391
                                                       2005      1.039          1.071          3,623,348

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.432          1.259          3,785,017
                                                       2006      1.397          1.432          4,848,204
                                                       2005      1.336          1.397          6,052,230

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.527          1.770          2,871,134
                                                       2006      1.387          1.527          2,160,030
                                                       2005      1.203          1.387          1,744,856

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.995          2.273          3,396,263
                                                       2006      1.796          1.995          2,717,256
                                                       2005      1.540          1.796          3,005,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.088          1.196            728,317
                                                       2006      1.013          1.088            659,806
                                                       2005      0.978          1.013            796,382

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.460          1.707                 --
                                                       2005      1.336          1.460            295,550

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.847          3.623          1,495,640
                                                       2006      2.249          2.847            879,961
                                                       2005      1.787          2.249            650,950

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.507          1.719          2,065,246
                                                       2006      1.256          1.507          1,393,677
                                                       2005      1.153          1.256          1,280,071

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.836          0.896                 --
                                                       2005      0.755          0.836            536,216

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.562          0.676          3,769,349
                                                       2006      0.502          0.562          3,117,374
                                                       2005      0.453          0.502          4,621,566

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.560          1.757                 --
                                                       2005      1.518          1.560            225,118

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2007      1.869          1.799          1,237,679
                                                       2006      1.698          1.869          1,431,951
                                                       2005      1.612          1.698          1,517,390

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.806          1.813          1,724,627
                                                       2006      1.773          1.806          2,189,826
                                                       2005      1.763          1.773          2,887,081

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.754          2.781          3,240,480
                                                       2006      2.288          2.754          4,265,798
                                                       2005      2.141          2.288          5,056,111

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.110          1.163                 --
                                                       2006      0.999          1.110            166,387
                                                       2005      0.974          0.999            240,286

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.973          1.037                 --
                                                       2006      0.917          0.973          2,175,821
                                                       2005      0.873          0.917          3,037,270

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.105          1.108         16,511,250
                                                       2006      1.028          1.105         18,122,589
                                                       2005      0.932          1.028         19,883,127

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.462          1.566          3,702,559
                                                       2006      1.288          1.462          3,840,699
                                                       2005      1.250          1.288          4,989,250

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.456          1.467          1,989,956

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.271          1.317          5,341,167
                                                       2006      1.117          1.271          4,940,212
                                                       2005      1.085          1.117          8,117,520

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.005          0.957          3,340,881
                                                       2006      1.005          1.005                 --
                                                       2005      1.005          1.005                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.759          1.805          2,673,586
                                                       2006      1.505          1.759          3,480,461
                                                       2005      1.430          1.505          4,900,506

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.684          1.752          2,161,211
                                                       2006      1.629          1.684          2,313,422
                                                       2005      1.567          1.629          3,006,425

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.352          1.397            813,333

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.190          1.304          1,040,849
                                                       2006      1.119          1.190            941,282
                                                       2005      1.085          1.119            951,069

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.040          1.041            216,147
                                                       2006      1.011          1.040            194,793
                                                       2005      0.999          1.011            133,365

  LMPVIT Diversified Srategic Income Subaccount
  (8/98).............................................  2007      1.347          1.357            595,911
                                                       2006      1.293          1.347            390,972
                                                       2005      1.276          1.293            770,196

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.689          1.668            879,643
                                                       2006      1.545          1.689          1,115,249
                                                       2005      1.506          1.545          1,378,708

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.181          1.224         18,903,790
                                                       2006      1.143          1.181         19,398,431
                                                       2005      1.125          1.143         22,223,914

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.287          1.376                 --
                                                       2006      1.154          1.287            720,717
                                                       2005      1.113          1.154            755,078

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.260          2.374                 --
                                                       2006      1.937          2.260          1,730,108
                                                       2005      1.884          1.937          1,952,120

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.419          1.462                 --
                                                       2006      1.276          1.419          2,112,501
                                                       2005      1.250          1.276          2,583,391

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.309          1.363                 --
                                                       2006      1.130          1.309          1,283,422
                                                       2005      1.108          1.130            936,476

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.378          1.520                 --
                                                       2006      1.242          1.378            842,446
                                                       2005      1.162          1.242          1,068,892

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.508          2.628            630,126
                                                       2006      2.627          2.508            635,313

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.352          1.373            725,156
                                                       2006      1.279          1.352            479,739

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.196                 --
                                                       2006      1.073          1.139            583,463

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.186          1.198            621,422

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.700          1.666          3,383,241
                                                       2006      1.539          1.700          3,707,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.423          3.123          4,387,779
                                                       2006      2.357          2.423          4,882,564

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.153          1.217            753,584
                                                       2006      1.097          1.153            587,624

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.079          1.105          8,236,382
                                                       2006      1.001          1.079          8,652,586

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.505          1.370          1,258,998

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.349          4,231,792
                                                       2006      1.231          1.220          5,869,215

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.417          1.507          1,087,140
                                                       2006      1.279          1.417            682,895

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.030          1,194,039
                                                       2006      1.003          1.223          1,366,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.605          1.665             45,109
                                                       2006      1.489          1.605             56,873

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.652          1.740            609,762
                                                       2006      1.590          1.652            404,899

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.796          1.720          1,772,826
                                                       2006      1.757          1.796            292,039

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.333          1.377                 --
                                                       2006      1.294          1.333          2,532,392
                                                       2005      1.283          1.294          2,132,297

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.150          1.235                 --
                                                       2006      0.920          1.150          2,124,768
                                                       2005      0.812          0.920          1,967,663

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.140          1.191                 --
                                                       2006      1.025          1.140          2,033,614
                                                       2005      0.972          1.025          1,662,132

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.344          1.343                 --
                                                       2006      1.196          1.344          2,176,793
                                                       2005      1.129          1.196          2,194,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.625          0.744          5,081,907
                                                       2006      0.639          0.625          5,004,583

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.451          1.523          1,129,630
                                                       2006      1.393          1.451          1,486,616

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.735          1.782          2,922,807
                                                       2006      1.707          1.735          3,628,587

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.098          2.157          1,369,995
                                                       2006      2.039          2.098          1,594,139

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.376          1.395          1,601,633

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.083            305,981
                                                       2006      1.000          1.061             40,037
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.089            197,618
                                                       2006      1.000          1.044                509
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.050          1.087            223,737
                                                       2006      1.000          1.050              1,220
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.088            735,496
                                                       2006      1.000          1.055             24,806
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.088            686,969
                                                       2006      1.000          1.060            149,555
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.214          1.205          1,374,390

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.206          2.271          4,884,518
                                                       2006      2.058          2.206          4,985,934

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.247          1.217          1,805,765

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.372          1.333          2,346,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.156            918,916
                                                       2006      0.998          1.072            731,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.088          1.124          1,691,731
                                                       2006      1.049          1.088          1,962,375

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.123          1.189                 --
                                                       2005      1.075          1.123          1,017,937

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.269          1.364          3,413,379
                                                       2006      1.237          1.269          2,913,815
                                                       2005      1.222          1.237          3,700,080

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.989          2.127                 --
                                                       2006      1.717          1.989          1,162,094
                                                       2005      1.623          1.717          1,257,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.155          1.231                 --
                                                       2005      1.075          1.155          8,956,855

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.097                 --
                                                       2005      1.037          1.028            130,864

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.402          2.627                 --
                                                       2005      2.162          2.402            992,780

  Travelers Equity Income Subaccount (10/96).........  2006      1.938          2.039                 --
                                                       2005      1.878          1.938          2,002,181

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.246          1.279                 --
                                                       2005      1.230          1.246            954,262

  Travelers Large Cap Subaccount (9/96)..............  2006      1.655          1.707                 --
                                                       2005      1.541          1.655          2,976,270

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.009          1.073                 --
                                                       2005      0.911          1.009            706,664

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.603          0.639                 --
                                                       2005      0.592          0.603          6,955,206

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.991          2.058                 --
                                                       2005      1.958          1.991          6,335,268

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.182          1.279                 --
                                                       2005      1.124          1.182            352,618

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.338          1.539                 --
                                                       2005      1.236          1.338          3,900,613

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.401          1.489                 --
                                                       2005      1.338          1.401             63,532

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.572          1.590                 --
                                                       2005      1.535          1.572            333,790

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.404          1.393                 --
                                                       2005      1.398          1.404          1,800,862

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.642          1.715                 --
                                                       2005      1.628          1.642          2,148,959

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.049                 --
                                                       2005      1.054          1.086          2,874,712

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.715          1.655            759,279
                                                       2006      1.496          1.715            634,957
                                                       2005      1.454          1.496            413,091

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.775          0.893            393,619
                                                       2006      0.764          0.775            350,483
                                                       2005      0.719          0.764            249,686




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.454          1.454                 --
                                                       2005      1.441          1.454                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.923          2.923                 --
                                                       2005      2.923          2.923                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2007      1.858          1.787          1,588,592
                                                       2006      1.690          1.858          2,152,662
                                                       2005      1.606          1.690          2,379,898

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.104          1.156                 --
                                                       2006      0.994          1.104            553,921
                                                       2005      0.970          0.994            491,009

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.968          1.031                 --
                                                       2006      0.913          0.968          7,848,059
                                                       2005      0.870          0.913          9,943,374

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.443          1.452          6,028,733

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.002          0.953         10,360,867
                                                       2006      1.002          1.002                 --
                                                       2005      1.002          1.002                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.344          1.388          2,018,369

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Diversified Srategic Income Subaccount
  (8/98).............................................  2007      1.334          1.343          1,446,791
                                                       2006      1.283          1.334          1,789,324
                                                       2005      1.267          1.283          2,087,820

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.174          1.186          2,235,249

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.325          1.367                 --
                                                       2006      1.287          1.325          3,405,566
                                                       2005      1.277          1.287          3,882,252

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.143          1.226                 --
                                                       2006      0.915          1.143          3,264,356
                                                       2005      0.809          0.915          2,592,729

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.134          1.184                 --
                                                       2006      1.020          1.134          2,650,426
                                                       2005      0.969          1.020          2,796,737

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.335          1.333                 --
                                                       2006      1.190          1.335          3,230,006
                                                       2005      1.124          1.190          3,793,677

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.366          1.385          3,253,311

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.206          1.197          2,959,712

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.238          1.208          3,338,573

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.362          1.324          2,959,038

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415


MIC-Book 95                   April 28, 2008, as revised January 26, 2009